OTHER OPERATING INCOME AND EXPENSES (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Marketing & Commissions	SFr (188.8)	SFr (195.2)	SFr (195.9)
Network related costs	(170.6)	(167.4)	(207.6)
Professional Services	(105.7)	(130.2)	(130.1)
Facility & Energy	(66.5)	(55.1)	(51.0)
IT expenses	(57.6)	(49.4)	(50.9)
Administration	(34.7)	(39.4)	(43.0)
Call centre services	(34.7)	(39.2)	(39.6)
Allowance for receivables	(35.3)	(16.9)	(27.6)
Other	(2.5)	(66.1)	(4.4)
Total other operating expenses	(696.4)	(758.8)	(750.2)
Capitalized labor as non-current assets	63.0	68.3	60.1
Other income	5.1	37.4	1.5
Other operating income and capitalized labor	SFr 68.1	SFr 105.7	SFr 61.7